Note 6 - Fair Value Measurement and Financial Instruments	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Fair Value Disclosures [Text Block]
NOTE 6
–
FAIR
VALUE
MEASUREMENTS
AND
FINANCIAL
INSTRUMENTS

ASC Topic 820,
Fair Value Measurement and Disclosures
, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy, which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

●	Level 1 – Quoted prices in active markets for identical assets and liabilities;

●	Level 2 – Inputs other than level one inputs that are either directly or indirectly observable; and

●	Level 3 – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Liabilities measured at fair value on a recurring basis are summarized as follows:

	Fair value measurement using inputs			Carrying amount
	Level 1	Level 2	Level 3	December 31, 2015	December 31, 2014

Financial instruments:
Series 2023 Note Derivative	$-0-	$-0-	$262,764	$262,764	$478,149
Series A Note Derivative	$-0-	$-0-	$4,876,093	$4,876,093	$9,557,476

The following table summarizes the activity for financial instruments at fair value using Level 3 inputs for 2015 and 2014:

	2015	2014
Balance at beginning of year	$10,035,625	$0
Transfer to Level 3	0	2,250,000
Issuance of additional Series 2023 Notes	36,665	44,138
Issuance of additional Series A Notes	395,082	9,212,285
Net unrealized gain included in operations	(5,328,515)	(1,470,798)

Balance at December 31, 2015	$5,138,857	$10,035,625

The recorded value of certain financial assets and liabilities, which consist primarily of cash and cash equivalents, receivables, and accounts payable and accrued expenses approximate their fair value at December 31, 2015 and 2014 based upon the short-term nature of the assets and liabilities. Based on borrowing rates currently available to the Company for loans with similar terms, and the remaining short term period outstanding, the carrying value of notes payable other than PIK notes approximate fair value. The estimated fair value of the PIK Notes Payable was approximately $21,800,000 and $27,500,000 at December 31, 2015 and 2014 (Level 3), respectively.

For the Company's warrant and PIK note derivative liabilities, Level 3 fair value hierarchy was estimated using a Monte Carlo Model using the following assumptions:

Series 2023 Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.28	$0.73
Exercise price	$1.36	$1.33
Term (years)	7.58	8.58
Dividend yield	$-0-	$-0-
Expected volatility *	72.9%	52.0%
Risk-free interest rate	2.12%	2.08%

Series A Note derivative liability	Fair Value Measurements
	Using Inputs
	December 31, 2015	December 31, 2014

Market price and estimated fair value of stock	$0.28	$0.73
Exercise price	$0.92	$0.92
Term (years)	2.82	3.83
Dividend yield	$-0-	$-0-
Expected volatility	72.9%	52.0%
Risk-free interest rate	2.12%	2.08%

* During the first quarter of 2014, the Company revised its assumption for expected volatility by switching from a peer-group average volatility to the Company’s three-year historical volatility in measuring the value of the derivative liabilities mentioned above. Prior to 2011, the occurrence of certain corporate events would not have made the historical volatility calculations meaningful or accurate if included. This reduction in volatility led to a reduced valuation for both the Warrant and Series 2023 Note derivative liabilities of approximately $118,500 and $126,000, respectively, in 2014
. The remaining decrease in the valuation is attributable to the decline in stock price.